CONSOLIDATED BALANCE SHEETS (Parenthetical)	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Allowances for inventory | $	$ 1,161,469	$ 1,133,457	$ 292,990
Convertible preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Converted perferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Converted perferred stock, shares issued	2,388,905	2,388,905	23,237,703
Converted perferred stock, shares Outstanding	2,388,905	2,388,905	23,237,703
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	5,686,498	922,362	5,556,857
Common stock, shares outstanding	5,686,498	922,362	5,556,857
Previously Reported [Member]
Common stock, shares issued		36,894,323
Common stock, shares outstanding		36,894,323